Form N-1A Supplement	Mar. 18, 2026
ALPS Intermediate Municipal Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

ALPS ETF TRUST

ALPS INTERMEDIATE MUNICIPAL BOND ETF (NYSE ARCA: MNBD)

SUPPLEMENT DATED MARCH 18, 2026

TO THE STATUTORY PROSPECTUS AND STATEMENT OF

ADDITIONAL INFORMATION (“SAI”) DATED MARCH 31, 2025, AS SUPPLEMENTED

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Effective March 31, 2026, the Fund’s name is ALPS | BBH Intermediate Municipal Bond ETF.

Effective March 31, 2026, the Fund’s unitary management fee will change. Therefore, the disclosures contained in the Prospectus and SAI are modified as follows:

Prospectus:

The disclosure under the heading “FEES AND EXPENSES OF THE FUND” is hereby deleted and replaced with the following information: